Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Machinery Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Building Improvement [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Other Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Electronic equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Other Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years